Goodwill And Other Intangible Assets (Estimated Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated Amortization Expense, 2014	$ 8.0
Estimated Amortization Expense, 2015	6.6
Estimated Amortization Expense, 2016	2.7
Estimated Amortization Expense, 2017	2.3
Estimated Amortization Expense, 2018	2.1
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated Amortization Expense, 2014	3.8
Estimated Amortization Expense, 2015	3.1
Estimated Amortization Expense, 2016	2.7
Estimated Amortization Expense, 2017	2.3
Estimated Amortization Expense, 2018	2.1
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated Amortization Expense, 2014	4.2
Estimated Amortization Expense, 2015	$ 3.5